WEB DEVELOPMENT COSTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Useful Life of Website	5 years
SampleMD 2.0	$ 148,060	$ 0
Unamortized Debt Issuance Expense	(59,083)	(59,083)
Amortization Expense of Website	$ 130,289	$ 126,923